EA BRIDGEWAY OMNI SMALL-CAP VALUE ETF
SCHEDULE OF INVESTMENTS
March 31, 2024 (Unaudited)

COMMON STOCKS - 99.7%	Shares	Value
Advertising - 0.8%
AdTheorent Holding Co., Inc.(a)	52,024	$166,997
Advantage Solutions, Inc.(a)	1,218,062	5,274,209
comScore, Inc.(a)	7,855	120,967
Entravision Communications Corp. - Class A	367,110	602,060
Fluent, Inc.(a)	311,597	153,555
Thryv Holdings, Inc.(a)	171,478	3,811,956
		10,129,744

Aerospace & Defense - 0.0%(b)
SIFCO Industries, Inc.(a)	5,884	18,711

Agricultural & Farm Machinery - 0.3%
Titan International, Inc.(a)	261,660	3,260,284

Agricultural Products & Services - 0.5%
Alico, Inc.	13,913	407,373
Fresh Del Monte Produce, Inc.	219,824	5,695,640
		6,103,013

Air Freight & Logistics - 0.4%
Air Transport Services Group, Inc.(a)	242,599	3,338,162
Radiant Logistics, Inc.(a)	180,881	980,375
		4,318,537

Alternative Carriers - 0.5%
Liberty Latin America Ltd. - Class A(a)	167,855	1,169,949
Liberty Latin America Ltd. - Class C(a)	784,702	5,485,067
		6,655,016

Aluminum - 0.1%
Century Aluminum Co.(a)	63,578	978,465

Apparel Retail - 2.4%
Abercrombie & Fitch Co. - Class A(a)	34,108	4,274,756
Caleres, Inc.	118,182	4,849,007
Cato Corp. - Class A	39,666	228,873
Citi Trends, Inc.(a)	21,257	576,702
Designer Brands, Inc. - Class A	199,221	2,177,486
Destination XL Group, Inc.(a)	55,808	200,909
Duluth Holdings, Inc. - Class B(a)	78,029	382,342
Foot Locker, Inc.	337,404	9,616,014
.

EA BRIDGEWAY OMNI SMALL-CAP VALUE ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
March 31, 2024 (Unaudited)

COMMON STOCKS - 99.7% (CONTINUED)	Shares	Value
Apparel Retail - 2.4% (Continued)
Genesco, Inc.(a)	31,089	$874,844
Lands' End, Inc.(a)	54,340	591,763
Shoe Carnival, Inc.	114,073	4,179,635
Tilly's, Inc. - Class A(a)	115,657	786,468
Zumiez, Inc.(a)	73,281	1,113,138
		29,851,937

Apparel, Accessories & Luxury Goods - 0.9%
Delta Apparel, Inc.(a)	35,380	105,786
G-III Apparel Group Ltd.(a)	197,332	5,724,601
Jerash Holdings US, Inc.	700	2,142
Lakeland Industries, Inc.	10,873	198,976
Movado Group, Inc.	86,104	2,404,885
Superior Group of Cos., Inc.	71,903	1,187,838
Vera Bradley, Inc.(a)	127,254	865,327
Vince Holding Corp.(a)	5,273	17,137
		10,506,692

Application Software - 1.0%
Cleanspark, Inc.(a)	153,867	3,263,519
E2open Parent Holdings, Inc. - Class A(a)	668,267	2,967,105
Ebix, Inc.(a)(c)	85,579	85,579
NCR Voyix Corp.(a)	507,920	6,415,031
NetSol Technologies, Inc.(a)	42,746	118,406
		12,849,640

Asset Management & Custody Banks - 0.2%
Hennessy Advisors, Inc.	7,476	51,584
US Global Investors, Inc. - Class A	47,340	131,605
Virtus Investment Partners, Inc.	6,067	1,504,495
Westwood Holdings Group, Inc.	22,281	274,502
		1,962,186

Automobile Manufacturers - 0.7%
Winnebago Industries, Inc.	109,433	8,098,042

Automotive Parts & Equipment - 1.9%
American Axle & Manufacturing Holdings, Inc.(a)	461,740	3,398,406
China Automotive Systems, Inc.(a)	120,409	427,452
Dana, Inc.	523,704	6,651,041
Kandi Technologies Group, Inc.(a)	82,449	174,792
.

EA BRIDGEWAY OMNI SMALL-CAP VALUE ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
March 31, 2024 (Unaudited)

COMMON STOCKS - 99.7% (CONTINUED)	Shares	Value
Automotive Parts & Equipment - 1.9% (Continued)
Patrick Industries, Inc.	79,712	$9,523,193
Standard Motor Products, Inc.	92,783	3,112,870
Strattec Security Corp.(a)	4,302	102,086
		23,389,840

Automotive Retail - 0.2%
CarParts.com, Inc.(a)	56,744	91,925
OneWater Marine, Inc. - Class A(a)	49,028	1,380,138
RumbleON, Inc. - Class B(a)(c)	58,300	376,618
Sonic Automotive, Inc. - Class A	969	55,175
		1,903,856

Biotechnology - 0.8%
Carisma Therapeutics, Inc.(a)(c)	26,984	61,254
iTeos Therapeutics, Inc.(a)	57,917	789,988
Ovid therapeutics, Inc.(a)	128,070	390,614
Vanda Pharmaceuticals, Inc.(a)	201,283	827,273
Vir Biotechnology, Inc.(a)	458,044	4,639,985
Voyager Therapeutics, Inc.(a)	39,471	367,475
XBiotech, Inc.(a)	64,277	522,572
Zymeworks, Inc.(a)	295,783	3,111,637
		10,710,798

Broadcasting - 0.7%
AMC Networks, Inc. - Class A(a)	154,776	1,877,433
Cumulus Media, Inc. - Class A(a)	15,096	54,195
EW Scripps Co. - Class A(a)	243,868	958,401
Gray Television, Inc.	317,994	2,009,722
Saga Communications, Inc. - Class A	24,250	541,018
Salem Media Group, Inc.(a)	54,612	20,480
Sinclair, Inc.	204,458	2,754,048
Townsquare Media, Inc. - Class A	64,125	704,093
Urban One, Inc.(a)	133,337	272,007
		9,191,397

Building Products - 3.0%
American Woodmark Corp.(a)	74,744	7,598,475
AZZ, Inc.	89,287	6,902,778
JELD-WEN Holding, Inc.(a)	359,817	7,638,915
Masterbrand, Inc.(a)	544,946	10,212,288
Quanex Building Products Corp.	126,312	4,854,170
		37,206,626

.

EA BRIDGEWAY OMNI SMALL-CAP VALUE ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
March 31, 2024 (Unaudited)

COMMON STOCKS - 99.7% (CONTINUED)	Shares	Value
Cable & Satellite - 0.3%
EchoStar Corp. - Class A(a)	282,677	$4,028,148
WideOpenWest, Inc.(a)	37,144	134,461
		4,162,609

Cargo Ground Transportation - 1.1%
ArcBest Corp.	17,738	2,527,665
Covenant Logistics Group, Inc.	79,214	3,672,362
Heartland Express, Inc.	225,713	2,695,013
PAM Transportation Services, Inc.(a)	54,416	882,083
Universal Logistics Holdings, Inc.	86,537	3,190,619
		12,967,742

Casinos & Gaming - 0.2%
Bally's Corp.(a)	140,130	1,953,412
Century Casinos, Inc.(a)	66,935	211,515
Golden Entertainment, Inc.	7,478	275,415
		2,440,342

Coal & Consumable Fuels - 0.2%
CONSOL Energy, Inc.	1,449	121,368
Hallador Energy Co.(a)	195,521	1,042,127
NACCO Industries, Inc. - Class A	30,646	925,509
		2,089,004

Commercial & Residential Mortgage Finance - 1.9%
Federal Agricultural Mortgage Corp. - Class C	28,202	5,552,410
Guild Holdings Co. - Class A	237,853	3,508,332
loanDepot, Inc. - Class A(a)	205,910	533,307
Merchants Bancorp	141,201	6,097,058
NMI Holdings, Inc. - Class A(a)	93,999	3,039,928
Ocwen Financial Corp.(a)	37,692	1,018,061
Security National Financial Corp. - Class A(a)	41,919	331,579
Velocity Financial, Inc.(a)	122,393	2,203,074
Waterstone Financial, Inc.	65,276	794,409
		23,078,158

Commercial Printing - 0.4%
Deluxe Corp.	194,329	4,001,234
Quad/Graphics, Inc.	246,202	1,307,333
		5,308,567

.

EA BRIDGEWAY OMNI SMALL-CAP VALUE ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
March 31, 2024 (Unaudited)

COMMON STOCKS - 99.7% (CONTINUED)	Shares	Value
Commodity Chemicals - 2.1%
AdvanSix, Inc.	132,554	$3,791,044
Core Molding Technologies, Inc.(a)	32,100	607,653
Koppers Holdings, Inc.	83,712	4,618,391
Kronos Worldwide, Inc.	189,907	2,240,903
Mativ Holdings, Inc.	197,359	3,700,481
Tronox Holdings PLC	607,255	10,535,874
		25,494,346

Communications Equipment - 0.5%
Comtech Telecommunications Corp.(a)	76,370	261,949
KVH Industries, Inc.(a)	24,480	124,848
NETGEAR, Inc.(a)	30,429	479,865
NetScout Systems, Inc.(a)	215,873	4,714,666
Network-1 Technologies, Inc.	95,294	197,259
		5,778,587

Construction & Engineering - 0.7%
Concrete Pumping Holdings, Inc.(a)	268,272	2,119,349
Limbach Holdings, Inc.(a)	7,676	317,940
Northwest Pipe Co.(a)	38,628	1,339,619
Orion Group Holdings, Inc.(a)	220,191	1,805,566
Tutor Perini Corp.(a)	218,925	3,165,655
		8,748,129

Construction Machinery & Heavy Transportation Equipment - 0.8%
Commercial Vehicle Group, Inc.(a)	87,743	564,187
Greenbrier Cos., Inc.	133,916	6,977,024
Manitowoc Co., Inc.(a)	148,404	2,098,433
REV Group, Inc.	380	8,394
		9,648,038

Consumer Electronics - 0.1%
Koss Corp.(a)	5,595	14,379
Universal Electronics, Inc.(a)	37,956	379,940
VOXX International Corp.(a)	66,150	539,784
		934,103

Consumer Finance - 3.1%
Atlanticus Holdings Corp.(a)	15,094	446,631
Bread Financial Holdings, Inc.	162,953	6,068,370
Consumer Portfolio Services, Inc.(a)(c)	125,564	949,264
Encore Capital Group, Inc.(a)	74,764	3,409,986
.

EA BRIDGEWAY OMNI SMALL-CAP VALUE ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
March 31, 2024 (Unaudited)

COMMON STOCKS - 99.7% (CONTINUED)	Shares	Value
Consumer Finance - 3.1% (Continued)
Enova International, Inc.(a)	110,035	$6,913,499
EZCORP, Inc. - Class A(a)	286,185	3,242,476
Green Dot Corp. - Class A(a)	155,400	1,449,882
LendingClub Corp.(a)	314,729	2,766,468
LendingTree, Inc.(a)	31,136	1,318,298
Moneylion, Inc.(a)	13,896	991,063
Navient Corp.	391,401	6,810,377
Nicholas Financial, Inc.(a)	25,379	171,562
Oportun Financial Corp.(a)	97,432	236,760
PROG Holdings, Inc.	27,652	952,335
Regional Management Corp.	36,939	894,293
World Acceptance Corp.(a)	18,918	2,742,732
		39,363,996

Data Processing & Outsourced Services - 0.2%
Conduent, Inc.(a)	702,512	2,374,491

Distributors - 0.5%
AMCON Distributing Co.	2,442	449,328
GigaCloud Technology, Inc. - Class A(a)(c)	163,510	4,368,987
Weyco Group, Inc.	31,960	1,018,885
		5,837,200

Diversified Banks - 0.2%
Bank of NT Butterfield & Son Ltd.(c)	90,823	2,905,428

Diversified Financial Services - 0.1%
Alerus Financial Corp.	41,599	908,106

Diversified Support Services - 0.4%
Civeo Corp.	84,559	2,270,409
Matthews International Corp. - Class A	86,737	2,695,786
		4,966,195

Education Services - 1.1%
American Public Education, Inc.(a)	56,299	799,446
Chegg, Inc.(a)	328,160	2,484,171
Lincoln Educational Services Corp.(a)	183,078	1,891,196
Perdoceo Education Corp.	316,281	5,553,894
Universal Technical Institute, Inc.(a)	188,781	3,009,169
		13,737,876

.

EA BRIDGEWAY OMNI SMALL-CAP VALUE ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
March 31, 2024 (Unaudited)

COMMON STOCKS - 99.7% (CONTINUED)	Shares	Value
Electrical Components & Equipment - 0.1%
CBAK Energy Technology, Inc.(a)	273,285	$284,216
LSI Industries, Inc.	4,302	65,046
Preformed Line Products Co.	4,291	552,123
Servotronics, Inc.(a)	1,500	20,625
Ultralife Corp.(a)	31,396	276,599
		1,198,609

Electronic Components - 0.1%
Bel Fuse, Inc. - Class B	18,560	1,119,354

Electronic Equipment & Instruments - 0.2%
Daktronics, Inc.(a)	199,066	1,982,697

Electronic Manufacturing Services - 1.0%
Benchmark Electronics, Inc.	75,682	2,271,217
Kimball Electronics, Inc.(a)	54,864	1,187,806
Methode Electronics, Inc.	98,616	1,201,143
TTM Technologies, Inc.(a)	480,212	7,515,317
		12,175,483

Environmental & Facilities Services - 0.6%
BrightView Holdings, Inc.(a)	385,815	4,591,198
Enviri Corp.(a)	288,185	2,636,893
		7,228,091

Fertilizers & Agricultural Chemicals - 0.1%
American Vanguard Corp.	57,379	743,058
Intrepid Potash, Inc.(a)	31,732	661,930
		1,404,988

Food Distributors - 1.1%
Andersons, Inc.	147,027	8,434,939
SpartanNash Co.	149,599	3,023,396
United Natural Foods, Inc.(a)	220,633	2,535,073
		13,993,408

Food Retail - 0.8%
Ingles Markets, Inc. - Class A	79,173	6,070,985
Natural Grocers by Vitamin Cottage, Inc.	66,072	1,192,600
Village Super Market, Inc. - Class A	50,201	1,436,251
Weis Markets, Inc.	23,744	1,529,113
		10,228,949

.

EA BRIDGEWAY OMNI SMALL-CAP VALUE ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
March 31, 2024 (Unaudited)

COMMON STOCKS - 99.7% (CONTINUED)	Shares	Value
Footwear - 0.0%(b)
Rocky Brands, Inc.	19,071	$517,396

Gold - 0.0%(b)
Caledonia Mining Corp. PLC	48,508	536,984

Health Care Distributors - 1.1%
AdaptHealth Corp.(a)	502,762	5,786,791
Great Elm Group, Inc.(a)	3,092	5,937
Owens & Minor, Inc.(a)	297,574	8,245,775
		14,038,503

Health Care Equipment - 0.1%
FONAR Corp.(a)	16,492	352,269
Varex Imaging Corp.(a)	40,561	734,154
		1,086,423

Health Care Services - 0.7%
American Shared Hospital Services(a)	10,468	30,881
Cross Country Healthcare, Inc.(a)	113,290	2,120,789
Enhabit, Inc.(a)	147,594	1,719,470
Fulgent Genetics, Inc.(a)	109,167	2,368,923
Pediatrix Medical Group, Inc.(a)	235,124	2,358,294
		8,598,357

Health Care Supplies - 0.4%
Avanos Medical, Inc.(a)	177,554	3,535,100
OraSure Technologies, Inc.(a)	179,229	1,102,258
		4,637,358

Health Care Technology - 0.1%
CareCloud, Inc.(a)	35,780	41,505
Multiplan Corp.(a)	1,550,620	1,257,863
		1,299,368

Heavy Electrical Equipment - 0.0%(b)
Broadwind, Inc.(a)	49,410	117,596

Home Furnishings - 0.8%
Bassett Furniture Industries, Inc.	22,593	333,473
Ethan Allen Interiors, Inc.	30,036	1,038,345
Flexsteel Industries, Inc.	19,536	728,693
Hooker Furnishings Corp.	43,536	1,045,299
.

EA BRIDGEWAY OMNI SMALL-CAP VALUE ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
March 31, 2024 (Unaudited)

COMMON STOCKS - 99.7% (CONTINUED)	Shares	Value
Home Furnishings - 0.8% (Continued)
La-Z-Boy, Inc.	178,608	$6,719,232
Live Ventures, Inc.(a)	15,831	426,962
		10,292,004

Homebuilding - 1.8%
Beazer Homes USA, Inc.(a)	143,063	4,692,466
Hovnanian Enterprises, Inc. - Class A(a)	25,752	4,041,519
Landsea Homes Corp.(a)	162,168	2,356,301
Legacy Housing Corp.(a)	36,902	794,131
M/I Homes, Inc.(a)	78,023	10,633,755
		22,518,172

Homefurnishing Retail - 0.3%
Aaron's Co., Inc.	152,439	1,143,293
Haverty Furniture Cos., Inc.	71,911	2,453,603
		3,596,896

Household Appliances - 0.0%(b)
Hamilton Beach Brands Holding Co. - Class A	6,184	150,642
Traeger, Inc.(a)	128,493	325,088
		475,730

Housewares & Specialties - 0.1%
Lifetime Brands, Inc.	69,231	725,541

Human Resource & Employment Services - 0.7%
Asure Software, Inc.(a)	67,168	522,567
Heidrick & Struggles International, Inc.	60,187	2,025,894
Kelly Services, Inc. - Class A	173,047	4,333,097
TrueBlue, Inc.(a)	113,348	1,419,117
		8,300,675

Industrial Machinery & Supplies & Components - 0.5%
Eastern Co.	15,356	523,486
Hurco Cos., Inc.	24,292	489,727
LS Starrett Co. - Class A(a)	10,036	159,472
Mayville Engineering Co., Inc.(a)	76,655	1,098,466
NN, Inc.(a)	158,285	750,271
Park-Ohio Holdings Corp.	9,618	256,608
Proto Labs, Inc.(a)	79,451	2,840,373
		6,118,403

.

EA BRIDGEWAY OMNI SMALL-CAP VALUE ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
March 31, 2024 (Unaudited)

COMMON STOCKS - 99.7% (CONTINUED)	Shares	Value
Insurance Brokers - 0.0%(b)
Crawford & Co. - Class A	7,776	$73,328
Crawford & Co. - Class B	101	916
GoHealth, Inc.(a)	19,536	205,323
		279,567

Integrated Telecommunication Services - 0.2%
ATN International, Inc.	67,984	2,141,836

Interactive Media & Services - 0.0%(b)
DHI Group, Inc.(a)	4,280	10,914

Investment Banking & Brokerage - 0.1%
Oppenheimer Holdings, Inc. - Class A	37,191	1,484,665

IT Consulting & Other Services - 0.0%(b)
WidePoint Corp.(a)	23,920	61,953

Leisure Products - 1.3%
American Outdoor Brands, Inc.(a)	19,936	175,437
AMMO, Inc.(a)	503,402	1,384,356
Clarus Corp.	83,984	566,892
JAKKS Pacific, Inc.(a)	48,133	1,188,885
Johnson Outdoors, Inc. - Class A	16,213	747,581
Latham Group, Inc.(a)	271,220	1,074,031
MasterCraft Boat Holdings, Inc.(a)	68,657	1,628,544
Smith & Wesson Brands, Inc.	65,131	1,130,674
Solo Brands, Inc. - Class A(a)	353,987	768,152
Vista Outdoor, Inc.(a)	234,707	7,693,695
		16,358,247

Life & Health Insurance - 0.0%(b)
Citizens, Inc.(a)(c)	121,953	260,979

Marine Transportation - 2.3%
Costamare, Inc.	504,570	5,726,870
Eagle Bulk Shipping, Inc.	40,525	2,531,597
Genco Shipping & Trading Ltd.	225,317	4,580,695
Golden Ocean Group Ltd.	818,922	10,613,228
Pangaea Logistics Solutions Ltd.	298,487	2,080,454
Safe Bulkers, Inc.(c)	458,109	2,272,221
		27,805,065

.

EA BRIDGEWAY OMNI SMALL-CAP VALUE ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
March 31, 2024 (Unaudited)

COMMON STOCKS - 99.7% (CONTINUED)	Shares	Value
Movies & Entertainment - 0.8%
Marcus Corp.	141,822	$2,022,382
Sphere Entertainment Co.(a)	150,637	7,393,264
		9,415,646

Multi-line Insurance - 0.3%
Atlantic American Corp.	1,204	3,227
Horace Mann Educators Corp.	115,672	4,278,707
		4,281,934

Office Services & Supplies - 1.3%
ACCO Brands Corp.	384,111	2,154,863
Acme United Corp.	3,516	165,217
ARC Document Solutions, Inc.	224,634	622,236
CompX International, Inc.	1,500	51,450
MillerKnoll, Inc.	295,287	7,311,306
NL Industries, Inc.	137,024	1,004,386
Steelcase, Inc. - Class A	387,572	5,069,442
		16,378,900

Oil & Gas Equipment & Services - 2.7%
Archrock, Inc.	129,610	2,549,429
Bristow Group, Inc.(a)	32,966	896,675
DMC Global, Inc.(a)	80,335	1,565,729
Energy Services of America Corp.	7,576	62,502
Forum Energy Technologies, Inc.(a)	11,068	221,139
Helix Energy Solutions Group, Inc.(a)	104,918	1,137,311
Mammoth Energy Services, Inc.(a)	73,423	267,260
Natural Gas Services Group, Inc.(a)	78,495	1,525,158
NCS Multistage Holdings, Inc.(a)	16,944	271,273
Newpark Resources, Inc.(a)	84,296	608,617
Oil States International, Inc.(a)	312,483	1,924,895
ProPetro Holding Corp.(a)	464,987	3,757,095
Ranger Energy Services, Inc.	100,326	1,132,681
RPC, Inc.	777,986	6,021,611
SEACOR Marine Holdings, Inc.(a)	76,547	1,067,065
Select Water Solutions, Inc.	471,545	4,352,360
Smart Sand, Inc.(a)	127,027	242,622
Solaris Oilfield Infrastructure, Inc. - Class A	115,180	998,611
US Silica Holdings, Inc.(a)	330,033	4,095,710
		32,697,743

.

EA BRIDGEWAY OMNI SMALL-CAP VALUE ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
March 31, 2024 (Unaudited)

COMMON STOCKS - 99.7% (CONTINUED)	Shares	Value
Oil & Gas Exploration & Production - 3.5%
Amplify Energy Corp.(a)	130,522	$862,750
Barnwell Industries, Inc.	44,348	104,661
Battalion Oil Corp.(a)	993	5,620
Berry Corp.	341,854	2,751,925
Crescent Energy Co. - Class A	770,593	9,170,058
Epsilon Energy Ltd.	76,203	418,735
Gulfport Energy Corp.(a)	63,411	10,153,370
HighPeak Energy, Inc.(c)	153,164	2,415,396
PEDEVCO Corp.(a)	53,083	42,578
PHX Minerals, Inc.	113,458	386,892
PrimeEnergy Resources Corp.(a)	2,010	201,503
Riley Exploration Permian, Inc.	26,112	861,696
Ring Energy, Inc.(a)	535,600	1,049,776
SandRidge Energy, Inc.	204,557	2,980,395
SilverBow Resources, Inc.(a)	82,413	2,813,580
US Energy Corp.	18,936	20,451
VAALCO Energy, Inc.	363,429	2,533,100
Vital Energy, Inc.(a)	142,047	7,463,149
		44,235,635

Oil & Gas Refining & Marketing - 2.4%
Adams Resources & Energy, Inc.	16,344	473,976
Delek US Holdings, Inc.	281,593	8,656,168
FutureFuel Corp.	195,754	1,575,820
Par Pacific Holdings, Inc.(a)	221,180	8,196,931
REX American Resources Corp.(a)	63,443	3,724,739
World Kinect Corp.	242,067	6,402,672
		29,030,306

Oil & Gas Storage & Transportation - 2.8%
Ardmore Shipping Corp.	183,069	3,005,993
Dorian LPG Ltd.	177,115	6,811,843
Golar LNG Ltd.	53,519	1,287,667
Overseas Shipholding Group, Inc. - Class A	370,115	2,368,736
SFL Corp. Ltd.	618,041	8,145,781
Teekay Corp.(a)	597,898	4,352,697
Teekay Tankers Ltd. - Class A	139,392	8,141,887
		34,114,604

Oil, Gas & Consumable Fuels - 0.7%
Talos Energy, Inc.(a)	642,420	8,948,911

.

EA BRIDGEWAY OMNI SMALL-CAP VALUE ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
March 31, 2024 (Unaudited)

COMMON STOCKS - 99.7% (CONTINUED)	Shares	Value
Other Specialty Retail - 1.7%
1-800-Flowers.com, Inc. - Class A(a)	210,365	$2,278,253
Big 5 Sporting Goods Corp.	101,615	357,685
Hibbett, Inc.	39,864	3,061,954
MarineMax, Inc.(a)	89,275	2,969,287
ODP Corp.(a)	163,447	8,670,863
Sally Beauty Holdings, Inc.(a)	292,836	3,637,023
Sportsman's Warehouse Holdings, Inc.(a)	106,328	330,680
		21,305,745

Packaged Foods & Meats - 0.7%
B&G Foods, Inc.	277,940	3,179,634
Dole PLC	408,539	4,873,870
Seneca Foods Corp. - Class A(a)	13,251	753,982
		8,807,486

Paper & Plastic Packaging Products & Materials - 0.9%
Pactiv Evergreen, Inc.	585,581	8,385,520
Ranpak Holdings Corp.(a)	270,545	2,129,189
		10,514,709

Paper Products - 0.5%
Clearwater Paper Corp.(a)	93,959	4,108,827
Mercer International, Inc.	247,823	2,465,839
		6,574,666

Passenger Airlines - 2.3%
Allegiant Travel Co.	71,275	5,360,593
JetBlue Airways Corp.(a)	1,080,044	8,013,926
SkyWest, Inc.(a)	175,213	12,103,714
Sun Country Airlines Holdings, Inc.(a)	188,011	2,837,086
		28,315,319

Personal Care Products - 0.1%
Lifevantage Corp.	76,203	461,027
Mannatech, Inc.	5,484	46,888
Natural Alternatives International, Inc.(a)	21,228	129,279
Nature's Sunshine Products, Inc.(a)	6,893	143,168
		780,362

Pharmaceuticals - 0.4%
Assertio Holdings, Inc.(a)	380,417	364,934
Innoviva, Inc.(a)	249,826	3,807,348
.

EA BRIDGEWAY OMNI SMALL-CAP VALUE ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
March 31, 2024 (Unaudited)

COMMON STOCKS - 99.7% (CONTINUED)	Shares	Value
Pharmaceuticals - 0.4% (Continued)
Ocuphire Pharma, Inc.(a)	36,605	$73,576
ProPhase Labs, Inc.(a)(c)	3,492	22,593
SCYNEXIS, Inc.(a)	88,414	129,969
		4,398,420

Property & Casualty Insurance - 1.7%
AMBAC Financial Group, Inc.(a)	152,439	2,382,622
Donegal Group, Inc. - Class A	111,216	1,572,594
Employers Holdings, Inc.	742	33,679
Hallmark Financial Services, Inc.(a)	11,178	8,003
Heritage Insurance Holdings, Inc.(a)	96,678	1,029,621
Investors Title Co.	4,302	702,043
James River Group Holdings Ltd.	99,453	924,913
Mercury General Corp.	23,431	1,209,040
Stewart Information Services Corp.	75,254	4,896,025
Tiptree, Inc.	155,893	2,693,831
United Fire Group, Inc.	62,592	1,362,628
Universal Insurance Holdings, Inc.	164,056	3,333,618
		20,148,617

Publishing - 0.6%
Gannett Co., Inc.(a)	781,628	1,907,172
Scholastic Corp.	132,010	4,978,097
		6,885,269

Real Estate Development - 0.8%
AMREP Corp.(a)	37,772	877,821
Forestar Group, Inc.(a)	215,092	8,644,548
		9,522,369

Real Estate Services - 1.3%
Anywhere Real Estate, Inc.(a)	482,673	2,982,919
Newmark Group, Inc. - Class A	656,509	7,280,686
Opendoor Technologies, Inc.(a)	1,690,379	5,121,848
RE/MAX Holdings, Inc. - Class A	50,524	443,095
		15,828,548

Regional Banks - 21.9%
1st Source Corp.	74,544	3,907,596
ACNB Corp.	41,756	1,570,026
Amalgamated Financial Corp.	109,764	2,634,336
.

EA BRIDGEWAY OMNI SMALL-CAP VALUE ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
March 31, 2024 (Unaudited)

COMMON STOCKS - 99.7% (CONTINUED)	Shares	Value
Regional Banks - 21.9% (Continued)
American National Bankshares, Inc.	39,364	$1,880,025
AmeriServ Financial, Inc.	83,712	217,651
Ames National Corp.	7,376	148,848
Arrow Financial Corp.	26,764	669,635
Auburn National BanCorp, Inc.	9,342	179,834
Banc of California, Inc.	181,853	2,765,984
Bank of Marin Bancorp	20,132	337,614
Bank of the James Financial Group, Inc.	17,444	180,720
Bank7 Corp.	29,004	817,913
BankUnited, Inc.	226,937	6,354,236
Bankwell Financial Group, Inc.	17,444	452,497
Banner Corp.	102,286	4,909,728
Bar Harbor Bankshares	38,609	1,022,366
BayCom Corp.	29,027	598,246
BCB Bancorp, Inc.	64,643	675,519
Berkshire Hills Bancorp, Inc.	121,492	2,784,597
Blue Ridge Bankshares, Inc.(c)	53,612	144,216
Bridgewater Bancshares, Inc.(a)	14,639	170,398
Brookline Bancorp, Inc.	213,802	2,129,468
Business First Bancshares, Inc.	66,211	1,475,181
Byline Bancorp, Inc.	136,681	2,968,711
C&F Financial Corp.	11,962	586,138
California BanCorp(a)	6,133	134,926
Cambridge Bancorp	19,554	1,332,801
Camden National Corp.	33,496	1,122,786
Capital Bancorp, Inc.	82,066	1,709,435
Capital City Bank Group, Inc.	21,983	608,929
Capitol Federal Financial, Inc.	362,528	2,160,667
Carter Bankshares, Inc.(a)	71,055	898,135
CB Financial Services, Inc.	28,804	622,742
Central Pacific Financial Corp.	76,203	1,505,009
Central Valley Community Bancorp(a)	40,474	805,028
CF Bankshares, Inc.	2,492	49,765
Chemung Financial Corp.	18,733	795,778
ChoiceOne Financial Services, Inc.	23,920	654,212
Citizens Community Bancorp, Inc.	51,324	623,587
Citizens Financial Services, Inc.	1,447	71,192
Citizens Holding Co.	3,892	30,591
Civista Bancshares, Inc.	44,169	679,319
CNB Financial Corp.	60,792	1,239,549
Codorus Valley Bancorp, Inc.	48,104	1,094,847
.

EA BRIDGEWAY OMNI SMALL-CAP VALUE ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
March 31, 2024 (Unaudited)

COMMON STOCKS - 99.7% (CONTINUED)	Shares	Value
Regional Banks - 21.9% (Continued)
Colony Bankcorp, Inc.	31,396	$361,054
Community Trust Bancorp, Inc.	56,904	2,426,956
Community West Bancshares	34,115	528,100
ConnectOne Bancorp, Inc.	120,644	2,352,558
CrossFirst Bankshares, Inc.(a)	161,607	2,236,641
Customers Bancorp, Inc.(a)	19,128	1,014,932
Dime Community Bancshares, Inc.	65,316	1,257,986
Eagle Bancorp Montana, Inc.	19,936	255,978
Eagle Bancorp, Inc.	25,160	591,008
Enterprise Bancorp, Inc.	51,099	1,327,041
Enterprise Financial Services Corp.	104,453	4,236,614
Equity Bancshares, Inc. - Class A	75,240	2,585,999
ESSA Bancorp, Inc.	41,956	764,858
Evans Bancorp, Inc.(c)	3,571	106,630
Farmers National Banc Corp.	42,543	568,374
FB Financial Corp.	122,390	4,609,207
Financial Institutions, Inc.	58,600	1,102,852
Finwise Bancorp(a)	18,936	190,307
First Bancorp, Inc.	5,984	147,446
First Bancorp/Southern Pines	61,016	2,203,898
First Bancshares, Inc.	82,076	2,129,872
First Bank/Hamilton	74,461	1,023,094
First Busey Corp.	169,012	4,064,739
First Business Financial Services, Inc.	41,101	1,541,288
First Capital, Inc.	12,460	361,340
First Commonwealth Financial Corp.	184,197	2,564,022
First Community Bankshares, Inc.	26,012	900,796
First Community Corp.	32,688	569,752
First Financial Bancorp	232,072	5,203,054
First Financial Corp.	40,516	1,552,978
First Financial Northwest, Inc.	18,836	387,268
First Foundation, Inc.	46,380	350,169
First Guaranty Bancshares, Inc.	37,585	381,488
First Merchants Corp.	184,862	6,451,685
First Mid Bancshares, Inc.	53,206	1,738,772
First National Corp.	11,960	194,470
First Northwest Bancorp	15,052	235,564
First of Long Island Corp.	51,140	567,143
First Savings Financial Group, Inc.	29,930	501,328
First United Corp.	16,136	369,676
First US Bancshares, Inc.	5,984	55,412
First Western Financial, Inc.(a)	22,304	325,192
.

EA BRIDGEWAY OMNI SMALL-CAP VALUE ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
March 31, 2024 (Unaudited)

COMMON STOCKS - 99.7% (CONTINUED)	Shares	Value
Regional Banks - 21.9% (Continued)
Flushing Financial Corp.	81,322	$1,025,470
FNCB Bancorp, Inc.	113,756	690,499
Franklin Financial Services Corp.	27,904	731,085
FS Bancorp, Inc.	30,437	1,056,468
FVCBankcorp, Inc.(a)	47,925	583,727
Great Southern Bancorp, Inc.	6,733	369,103
Guaranty Bancshares, Inc.	21,633	656,778
Hanmi Financial Corp.	64,196	1,022,000
HarborOne Bancorp, Inc.	103,974	1,108,363
Hawthorn Bancshares, Inc.	24,029	490,912
Heartland Financial USA, Inc.	127,262	4,473,259
Heritage Commerce Corp.	132,835	1,139,724
Heritage Financial Corp.	99,626	1,931,748
Hilltop Holdings, Inc.	35,495	1,111,703
HMN Financial, Inc.	28,404	599,324
Home Bancorp, Inc.	26,509	1,015,560
HomeTrust Bancshares, Inc.	14,652	400,586
Hope Bancorp, Inc.	313,381	3,607,015
Horizon Bancorp, Inc.	98,206	1,259,983
Independent Bank Corp.	83,179	2,108,588
Independent Bank Group, Inc.	111,914	5,108,874
Investar Holding Corp.	45,558	745,329
Kearny Financial Corp.	148,057	953,487
Lakeland Bancorp, Inc.	46,398	561,416
Landmark Bancorp, Inc.	12,043	232,189
LCNB Corp.	49,232	784,758
Macatawa Bank Corp.	11,178	109,433
MainStreet Bancshares, Inc.	36,846	669,123
Mercantile Bank Corp.	46,537	1,791,209
Metrocity Bankshares, Inc.	44,610	1,113,466
Metropolitan Bank Holding Corp.(a)	33,856	1,303,456
Mid Penn Bancorp, Inc.	31,268	625,673
Middlefield Banc Corp.	14,652	349,890
Midland States Bancorp, Inc.	64,859	1,629,907
MidWestOne Financial Group, Inc.	53,206	1,247,149
MVB Financial Corp.	11,098	247,596
Nicolet Bankshares, Inc.	33,683	2,896,401
Northeast Bank	9,868	546,095
Northeast Community Bancorp, Inc.	54,020	849,735
Northfield Bancorp, Inc.	138,901	1,350,118
Northrim BanCorp, Inc.	18,499	934,384
Northwest Bancshares, Inc.	302,639	3,525,744
.

EA BRIDGEWAY OMNI SMALL-CAP VALUE ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
March 31, 2024 (Unaudited)

COMMON STOCKS - 99.7% (CONTINUED)	Shares	Value
Regional Banks - 21.9% (Continued)
Oak Valley Bancorp	33,608	$832,806
OceanFirst Financial Corp.	165,958	2,723,371
Ohio Valley Banc Corp.	7,476	182,788
Old Point Financial Corp.	16,244	276,798
Old Second Bancorp, Inc.	101,679	1,407,237
OP Bancorp	44,348	442,593
Origin Bancorp, Inc.	75,437	2,356,652
Orrstown Financial Services, Inc.	22,092	591,403
Parke Bancorp, Inc.	43,085	742,139
Pathward Financial, Inc.	1,572	79,355
Patriot National Bancorp, Inc.(a)	3,119	11,416
PCB Bancorp	46,074	752,388
Peapack-Gladstone Financial Corp.	51,786	1,259,953
Penns Woods Bancorp, Inc.	24,120	468,169
Peoples Bancorp of North Carolina, Inc.	26,824	747,048
Peoples Bancorp, Inc.	134,697	3,988,378
Peoples Financial Services Corp.	26,612	1,147,243
Pioneer Bancorp, Inc.(a)	50,791	498,260
Plumas Bancorp	2,492	91,681
Ponce Financial Group, Inc.(a)	9,368	83,375
Preferred Bank	41,029	3,149,796
Premier Financial Corp.	53,731	1,090,739
Primis Financial Corp.	48,365	588,602
Princeton Bancorp, Inc.	28,404	874,275
Provident Bancorp, Inc.(a)	35,380	321,958
Provident Financial Holdings, Inc.	22,831	305,479
Provident Financial Services, Inc.	180,413	2,628,617
QCR Holdings, Inc.	56,491	3,431,263
RBB Bancorp	46,818	843,192
Red River Bancshares, Inc.	1,350	67,217
Renasant Corp.	168,469	5,276,449
Republic Bancorp, Inc. - Class A	56,301	2,871,351
Rhinebeck Bancorp, Inc.(a)	44,348	374,741
Riverview Bancorp, Inc.	79,206	373,852
S&T Bancorp, Inc.	136,529	4,379,850
Sandy Spring Bancorp, Inc.	99,221	2,299,943
SB Financial Group, Inc.	33,366	459,783
Shore Bancshares, Inc.	130,246	1,497,829
Sierra Bancorp	66,202	1,337,280
Simmons First National Corp. - Class A	186,044	3,620,416
SmartFinancial, Inc.	59,437	1,252,338
Sound Financial Bancorp, Inc.	12,660	508,552
.

EA BRIDGEWAY OMNI SMALL-CAP VALUE ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
March 31, 2024 (Unaudited)

COMMON STOCKS - 99.7% (CONTINUED)	Shares	Value
Regional Banks - 21.9% (Continued)
South Plains Financial, Inc.	95,172	$2,546,803
Southern First Bancshares, Inc.(a)	12,860	408,434
Southern Missouri Bancorp, Inc.	17,701	773,711
Southern States Bancshares, Inc.	6,140	159,149
Southside Bancshares, Inc.	65,458	1,913,337
Stellar Bancorp, Inc.	83,920	2,044,291
Sterling Bancorp, Inc.(a)	132,485	683,623
Summit Financial Group, Inc.	55,908	1,518,461
Third Coast Bancshares, Inc.(a)	25,113	502,762
Timberland Bancorp, Inc.	46,565	1,253,530
Towne Bank/Portsmouth	196,880	5,524,453
TriCo Bancshares	46,554	1,712,256
TrustCo Bank Corp.	63,138	1,777,966
Trustmark Corp.	182,179	5,121,052
Union Bankshares, Inc./Morrisville	400	12,200
United Bancorp, Inc./OH	1,509	21,835
United Security Bancshares/Fresno	43,549	335,763
Unity Bancorp, Inc.	29,535	815,166
Univest Financial Corp.	82,701	1,721,835
Veritex Holdings, Inc.	128,368	2,630,260
Virginia National Bankshares Corp.	1,687	50,779
WaFd, Inc.	254,279	7,381,720
Washington Trust Bancorp, Inc.	39,717	1,067,593
WesBanco, Inc.	163,952	4,887,409
Western New England Bancorp, Inc.	70,125	537,859
		270,654,471

Reinsurance - 0.6%
SiriusPoint Ltd.(a)	621,575	7,900,218

Research & Consulting Services - 0.3%
Mistras Group, Inc.(a)	170,592	1,630,860
Resources Connection, Inc.	139,590	1,837,004
		3,467,864

Restaurants - 0.3%
Ark Restaurants Corp.	17,544	246,318
Biglari Holdings, Inc. - Class B(a)	8,176	1,550,823
El Pollo Loco Holdings, Inc.(a)	147,221	1,433,933
Flanigan's Enterprises, Inc.	12,460	318,660
Good Times Restaurants, Inc.(a)	33,488	82,715
		3,632,449

.

EA BRIDGEWAY OMNI SMALL-CAP VALUE ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
March 31, 2024 (Unaudited)

COMMON STOCKS - 99.7% (CONTINUED)	Shares	Value
Semiconductor Materials & Equipment - 0.6%
AXT, Inc.(a)	158,651	$728,208
Photronics, Inc.(a)	218,226	6,180,160
Trio-Tech International(a)	30,396	193,319
		7,101,687

Semiconductors - 0.2%
Alpha & Omega Semiconductor Ltd.(a)	50,449	1,111,896
Magnachip Semiconductor Corp.(a)	190,573	1,063,397
		2,175,293

Specialized Finance - 0.6%
Acacia Research Corp.(a)	172,476	919,297
A-Mark Precious Metals, Inc.	64,842	1,990,001
Banco Latinoamericano de Comercio Exterior SA	122,467	3,627,473
SWK Holdings Corp.(a)	50,137	873,387
		7,410,158

Specialty Chemicals - 0.3%
Alto Ingredients, Inc.(a)	131,365	286,376
Rayonier Advanced Materials, Inc.(a)	258,558	1,235,907
Valhi, Inc.	117,129	2,012,276
		3,534,559

Steel - 2.8%
Ascent Industries Co.(a)	37,620	383,348
Friedman Industries, Inc.	30,796	577,117
Metallus, Inc.(a)	211,835	4,713,329
Olympic Steel, Inc.	50,963	3,612,257
Radius Recycling, Inc. - Class A	111,812	2,362,588
Ramaco Resources, Inc.(a)	101,515	1,709,513
Ramaco Resources, Inc. - Class B	12,674	159,059
Ryerson Holding Corp.	169,845	5,689,807
SunCoke Energy, Inc.	407,085	4,587,848
Universal Stainless & Alloy Products, Inc.(a)	31,196	699,414
Warrior Met Coal, Inc.	155,554	9,442,127
		33,936,407

Systems Software - 0.4%
Adeia, Inc.	444,173	4,850,369

Technology Distributors - 0.4%
ScanSource, Inc.(a)	114,327	5,034,961

.

EA BRIDGEWAY OMNI SMALL-CAP VALUE ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
March 31, 2024 (Unaudited)

COMMON STOCKS - 99.7% (CONTINUED)	Shares	Value
Technology Hardware, Storage & Peripherals - 0.8%
Eastman Kodak Co.(a)	301,640	$1,493,118
Xerox Holdings Corp.	444,182	7,950,858
		9,443,976

Textiles - 0.0%(b)
Crown Crafts, Inc.	37,922	193,402
Unifi, Inc.(a)	32,222	193,010
		386,412

Trading Companies & Distributors - 0.7%
BlueLinx Holdings, Inc.(a)	39,630	5,161,412
Hudson Technologies, Inc.(a)	170	1,872
Titan Machinery, Inc.(a)	72,208	1,791,480
Willis Lease Finance Corp.(a)	22,062	1,094,716
		8,049,480

Transaction & Payment Processing Services - 0.3%
BM Technologies, Inc.(a)(c)	34,033	56,154
Repay Holdings Corp.(a)	312,651	3,439,161
		3,495,315

Wireless Telecommunication Services - 1.2%
Telephone and Data Systems, Inc.	458,195	7,340,283
United States Cellular Corp.(a)	190,337	6,947,301
		14,287,584
TOTAL COMMON STOCKS (Cost $1,011,501,996)		1,226,018,304

REAL ESTATE INVESTMENT TRUSTS - 0.1%
AFC Gamma, Inc.	51,324	635,391
Transcontinental Realty Investors, Inc.(a)	1,400	52,710
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $823,249)		688,101

CLOSED END FUNDS - 0.0%(b)
Logan Ridge Finance Corp.	12,560	282,223
TOTAL CLOSED END FUNDS (Cost $298,757)		282,223

CONTINGENT VALUE RIGHTS - 0.0%(b)
Pineapple Holdings, Inc.(a)(d)	3,750	—
Resolute Forest Products(a)(d)	236,000	68,440
TOTAL CONTINGENT VALUE RIGHTS (Cost $ 0)		68,440

.

EA BRIDGEWAY OMNI SMALL-CAP VALUE ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
March 31, 2024 (Unaudited)

WARRANTS - 0.0%(b)	Contracts	Value
Oil & Gas Drilling - 0.0%(b)
Nabors Industries Ltd., Expires 06/11/2026, Exercise Price $166.67(a)	5,200	$42,640
TOTAL WARRANTS (Cost $0)		42,640

PREFERRED STOCKS - 0.0%(b)	Shares
Air Freight & Logistics - 0.0%(b)
Air T Funding, 8.00%, 06/07/2049	529	9,178
TOTAL PREFERRED STOCKS (Cost $11,003)		9,178

SHORT-TERM INVESTMENTS - 1.1%
Investments Purchased with Proceeds from Securities Lending - 0.8%
First American Government Obligations Fund - Class X, 5.23%(e)	9,602,316	9,602,316

Money Market Funds - 0.3%
First American Government Obligations Fund - Class X, 5.23%(e)	4,191,277	4,191,277
TOTAL SHORT-TERM INVESTMENTS (Cost $13,793,593)		13,793,593

TOTAL INVESTMENTS - 100.9% (Cost $1,026,428,598)		$1,240,902,479
Liabilities in Excess of Other Assets - (0.9)%(c)(f)		(10,367,699)
TOTAL NET ASSETS - 100.0%		$1,230,534,780

Percentages are stated as a percent of net assets.

AMBAC – American Municipal Bond Assurance Corporation
PLC – Public Limited Company

(a)	Non-income producing security.
(b)	Represents less than 0.05% of net assets.
(c)	All or a portion of this security is on loan as of March 31, 2024. The total market value of these securities was $9,096,693, which represented 0.7% of net assets.
(d)	Fair value determined using significant unobservable inputs in accordance with procedures established by and under the supervision of the Adviser, acting as Valuation Designee. These securities represented $68,440 or 0.0% of net assets as of March 31, 2024.
(e)	The rate shown represents the 7-day effective yield as of March 31, 2024.
(f)	A security on loan was sold subsequent to the period ended March 31, 2024. Due to trade date adjustments the security is being recognized as an investment receivable to the Fund.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI, Inc. and S&P and has been licensed for use by U.S. Bank Global Fund Services.
.

EA BRIDGEWAY OMNI SMALL-CAP VALUE ETF

SIGNIFICANT ACCOUNTING POLICIES (UNAUDITED)

The following is a summary of significant accounting policies consistently followed by the Fund. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

A.Security Valuation. Equity securities that are traded on a national securities exchange, except those listed on the NASDAQ Global Market® (“NASDAQ”) are valued at the last reported sale price on the exchange on which the security is principally traded. Securities traded on NASDAQ will be valued at the NASDAQ Official Closing Price (“NOCP”). If, on a particular day, an exchange-traded or NASDAQ security does not trade, then the most recent quoted bid for exchange-traded or the mean between the most recent quoted bid and ask price for NASDAQ securities will be used. Equity securities that are not traded on a listed exchange are generally valued at the last sale price in the over-the-counter market. If a non-exchange traded security does not trade on a particular day, then the mean between the last quoted closing bid and asked price will be used. Prices denominated in foreign currencies are converted to U.S. dollar equivalents at the current exchange rate, which approximates fair value. Redeemable securities issued by open-end investment companies are valued at the investment company’s applicable net asset value, with the exception of exchange-traded open-end investment companies which are priced as equity securities. Fair values for long-term debt securities, including asset-backed securities (“ABS”), collateralized loan obligations (“CLO”), collateralized mortgage obligations (“CMO”), corporate obligations, whole loans, and mortgage-backed securities (“MBS”) are normally determined on the basis of valuations provided by independent pricing services. Vendors typically value such securities based on one or more inputs, including but not limited to, benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and pricing models such as yield measurers calculated using factors such as cash flows, financial or collateral performance and other reference data. In addition to these inputs, MBS and ABS may utilize cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information. Reverse repurchase agreements are priced at their acquisition cost, and assessed for credit adjustments, which represents fair value. Futures contracts are carried at fair value using the primary exchange’s closing (settlement) price.

Subject to its oversight, the Trust’s Board of Trustees (the “Board”) has delegated primary responsibility for determining or causing to be determined the value of the Fund’s investments to Empowered Funds, LLC dba EA Advisers (the “Adviser”), pursuant to the Trust’s valuation policy and procedures, which have been adopted by the Trust and approved by the Board. In accordance with Rule 2a-5 under the 1940 Act, the Board designated the Adviser as the “valuation designee” of the Fund. If the Adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the Adviser in accordance with the Trust’s fair valuation policy and procedures. The Adviser will provide the Board with periodic reports, no less frequently than quarterly, that discuss the functioning of the valuation process, if applicable, and that identify issues and valuation problems that have arisen, if any. As appropriate, the Adviser and the Board will review any securities valued by the Adviser in accordance with the Trust’s valuation policies during these periodic reports. The use of fair value pricing by the Fund may cause the net asset value of its shares to differ significantly from the net asset value that would be calculated without regard to such considerations. As of March 31, 2024, the Fund held securities that required fair valuation due to unobservable inputs.

As described above, the Fund may use various methods to measure the fair value of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability and would be based on the best information available.

EA BRIDGEWAY OMNI SMALL CAP VALUE ETF

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the fair value classification of the Fund’s investments as of March 31, 2024:

DESCRIPTION	LEVEL 1	LEVEL 2		LEVEL 3	TOTAL
Assets
Common Stocks	$1,225,490,204	$528,100		$—	$1,226,018,304
Real Estate Investment Trusts	688,101	—		—	688,101
Closed End Funds	282,223	—		—	282,223
Preferred Stocks	9,178	—		—	9,178
Contingent Value Rights	—	—		68,440	68,440
Warrants	42,640	—		—	42,640
Investments Purchased with Proceeds from Securities Lending	9,602,316	—	—	—	9,602,316
Money Market Funds	4,191,277	—		—	4,191,277
Total Investments in Securities	$1,240,305,939	$528,100		$68,440	$1,240,902,479

Refer to the Schedule of Investments for industry classifications.
During the period ended March 31, 2024, the Fund did invest in Level 3 investments. Transfers between levels are recognized at the end of the reporting period.

Contingent Value Rights
Value, Beginning of Period	$68,440
Purchases	—
Proceeds from Sales	—
Net Realized Gains (Losses)	—
Return of Capital	—
Change in Unrealized Appreciation (Depreciation)	—
Transfers In/(Out) of Level 3	—
Value, End of Period	$68,440

Significant unobservable valuation inputs monitored by the Valuation Designee under the supervision of the Adviser for restricted securities or material Level 3 investments as of March 31, 2024, for the Fund are as follows:

	Fair Value at March 31, 2024	Valuation Technique	Unobservable Input	Input Values (Ranges)
Contingent Value Rights	$68,440	Projected Final Distribution	Discount of Projected Distribution	$0.29
Contingent Value Rights	$0	Projected Final Distribution	Discount of Projected Distribution	$0